VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.4%
Meta Platforms, Inc. Class A(1)	14,993	$ 2,034
ZoomInfo Technologies, Inc. Class A(1)	53,720	2,238
		4,272

Consumer Discretionary—22.5%
Airbnb, Inc. Class A(1)	33,927	3,564
Amazon.com, Inc.(1)	150,405	16,996
AutoZone, Inc.(1)	1,052	2,253
Home Depot, Inc. (The)	12,774	3,525
Marriott International, Inc. Class A	32,173	4,509
MercadoLibre, Inc.(1)	3,011	2,492
NIKE, Inc. Class B	55,342	4,600
Ross Stores, Inc.	35,801	3,017
		40,956

Consumer Staples—7.0%
Estee Lauder Cos., Inc. (The) Class A	16,486	3,559
McCormick & Co., Inc. Non-voting Shares	40,836	2,911
Monster Beverage Corp.(1)	43,652	3,796
Procter & Gamble Co. (The)	19,883	2,510
		12,776

Energy—3.2%
Devon Energy Corp.	26,436	1,590
Hess Corp.	16,460	1,794
Pioneer Natural Resources Co.	11,011	2,384
		5,768

Financials—7.2%
Bank of America Corp.	147,349	4,450
CME Group, Inc. Class A	17,793	3,152
MarketAxess Holdings, Inc.	9,741	2,167
Progressive Corp. (The)	29,301	3,405
		13,174

Health Care—9.0%
Danaher Corp.	24,062	6,215
HealthEquity, Inc.(1)	27,413	1,841
Mettler-Toledo International, Inc.(1)	1,629	1,766
Zoetis, Inc. Class A	43,973	6,521
		16,343

Industrials—7.7%
CoStar Group, Inc.(1)	69,131	4,815
Equifax, Inc.	17,591	3,015
Fair Isaac Corp.(1)	7,276	2,998
Uber Technologies, Inc.(1)	117,881	3,124
		13,952

	Shares	Value

Information Technology—37.3%
Accenture plc Class A	16,302	$ 4,195
Amphenol Corp. Class A	100,823	6,751
Bill.com Holdings, Inc.(1)	41,818	5,535
Block, Inc. Class A(1)	32,210	1,771
DocuSign, Inc.(1)	21,818	1,167
Duck Creek Technologies, Inc.(1)	150,296	1,781
MongoDB, Inc. Class A(1)	9,695	1,925
NVIDIA Corp.	55,860	6,781
Paycom Software, Inc.(1)	28,111	9,276
Roper Technologies, Inc.	11,271	4,053
Snowflake, Inc. Class A(1)	24,505	4,165
Trade Desk, Inc. (The) Class A(1)	93,374	5,579
Visa, Inc. Class A	58,839	10,453
Workday, Inc. Class A(1)	28,911	4,401
		67,833

Materials—1.3%
Ecolab, Inc.	16,686	2,410
Real Estate—1.3%
Prologis, Inc.	22,515	2,287
Total Common Stocks (Identified Cost $102,142)		179,771

Total Long-Term Investments—98.9% (Identified Cost $102,142)		179,771

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	2,166,896	2,167
Total Short-Term Investment (Identified Cost $2,167)		2,167

TOTAL INVESTMENTS—100.1% (Identified Cost $104,309)		$181,938
Other assets and liabilities, net—(0.1)%		(165)
NET ASSETS—100.0%		$181,773

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$179,771	$179,771
Money Market Mutual Fund	2,167	2,167
Total Investments	$181,938	$181,938
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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